THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.3%
	AEROSPACE & DEFENSE - 4.8%
23,408	Embraer S.A. - ADR(a) (b)	$ 777,848
35,822	Kratos Defense & Security Solutions, Inc.(a) (b)	821,757
		1,599,605
	APPAREL & TEXTILE PRODUCTS - 1.8%
12,626	On Holding A.G.(a) (b)	593,169

	ASSET MANAGEMENT - 5.9%
14,800	Charles Schwab Corporation (The) (b)	963,480
4,460	LPL Financial Holdings, Inc. (b)	1,000,556
		1,964,036
	AUTOMOTIVE - 1.9%
45,140	Rivian Automotive, Inc.(a) (b)	637,828

	BEVERAGES - 0.8%
6,946	Celsius Holdings, Inc.(a)	264,156

	BIOTECH & PHARMA - 10.8%
2,294	Eli Lilly & Company(b)	2,202,285
11,335	Halozyme Therapeutics, Inc.(a) (b)	723,740
1,449	Vertex Pharmaceuticals, Inc.(a) (b)	718,545
		3,644,570
	INDUSTRIAL INTERMEDIATE PROD - 3.0%
8,164	Chart Industries, Inc.(a) (b)	999,274

	INFRASTRUCTURE SOFTWARE - 2.2%
6,313	Datadog, Inc., Class A(a)	733,949

	INTERNET MEDIA & SERVICES - 21.1%
7,548	Airbnb, Inc., Class A(a) (b)	885,456
15,535	Alphabet, Inc., Class A(b)	2,538,109
8,880	DoorDash, Inc., Class A(a) (b)	1,142,945
1,898	Netflix, Inc.(a) (b)	1,331,162
16,280	Uber Technologies, Inc.(a) (b)	1,190,556
		7,088,228

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.9%
13,838	Edwards Lifesciences Corporation(a) (b)	$ 968,107

	OIL & GAS SERVICES & EQUIPMENT - 2.8%
35,390	TechnipFMC plc(b)	949,867

	RENEWABLE ENERGY - 2.5%
58,839	Green Plains, Inc.(a) (b)	833,749

	RETAIL - DISCRETIONARY - 1.7%
5,210	Floor & Decor Holdings, Inc., Class A(a) (b)	585,812

	SEMICONDUCTORS - 13.3%
7,470	Advanced Micro Devices, Inc.(a) (b)	1,109,743
12,196	Micron Technology, Inc. (b)	1,173,743
18,064	NVIDIA Corporation(b)	2,156,300
		4,439,786
	SOFTWARE - 8.6%
14,528	GitLab, Inc. - Class A(a) (b)	688,627
2,865	Palo Alto Networks, Inc.(a) (b)	1,039,193
4,595	Salesforce, Inc. (b)	1,162,076
		2,889,896
	TECHNOLOGY HARDWARE - 3.7%
21,656	Ciena Corporation(a) (b)	1,248,468

	TECHNOLOGY SERVICES - 2.5%
4,092	Globant SA(a)	827,566

	TOTAL COMMON STOCKS (Cost $29,962,568)	30,268,066

	TOTAL INVESTMENTS - 90.3% (Cost $29,962,568)	$ 30,268,066
	TOTAL SECURITIES SOLD SHORT – (30.5)% (Proceeds - $9,114,932)	(10,197,748)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 40.2%	13,467,437
	NET ASSETS - 100.0%	$ 33,537,755

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
August 31, 2024

Shares		Fair Value
COMMON STOCKS — (30.5)%
COMMERCIAL SUPPORT SERVICES - (4.2)%
(13,600)	H&R Block, Inc.	$ (861,016)
(10,650)	Rollins, Inc.	(534,417)
(1,395,433)
ELECTRICAL EQUIPMENT - (1.0)%
(5,000)	Amphenol Corporation, Class A	(337,250)

HOUSEHOLD PRODUCTS - (1.5)%
(3,300)	elf Beauty, Inc.	(494,307)

INDUSTRIAL SUPPORT SERVICES - (6.6)%
(12,000)	Fastenal Company	(819,360)
(1,860)	United Rentals, Inc.	(1,378,744)
(2,198,104)
LEISURE PRODUCTS - (3.0)%
(12,000)	Polaris, Inc.	(1,015,799)

MEDICAL EQUIPMENT & DEVICES - (3.3)%
(3,000)	Insulet Corporation	(608,310)
(1,030)	Intuitive Surgical, Inc.	(507,409)
(1,115,719)
SEMICONDUCTORS - (1.9)%
(775)	KLA Corporation	(635,058)

SOFTWARE - (2.7)%
(1,590)	Adobe, Inc.	$ (913,312)

TECHNOLOGY SERVICES - (6.3)%
(10,000)	Affirm Holdings, Inc.	(440,100)
(4,295)	Coinbase Global, Inc., Class A	(787,531)
(500)	Fair Isaac Corporation	(865,135)
(2,092,766)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $9,114,932)	$ (10,197,748)

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral.